Trade and Other Receivables - Summary of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [Line Items]
Total trade receivables, gross	€ 3,229	€ 3,565
Neither Past Due Nor Impaired [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [Line Items]
Total trade receivables, gross	2,070	2,414
Less Than 60 Days [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [Line Items]
Total trade receivables, gross	832	774
60 Days or Greater but Less than 120 Days [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [Line Items]
Total trade receivables, gross	129	120
120 Days or Greater [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [Line Items]
Total trade receivables, gross	67	105
Past Due and Impaired (Partial or Full Provision) [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [Line Items]
Total trade receivables, gross	€ 131	€ 152